LONG-TERM LOAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM LOAN
Long-term borrowings	$ 8,723,290
Less: current portion	(2,637,036)	$ (867,772)
Total long-term loan	6,086,254	3,442,526
Interest expense of long term loan	383,330	188,139	$ 57,911
Financial liabilities
LONG-TERM LOAN
Long-term borrowings	2,009,440	1,570,298
Less: current portion	(1,907,736)	(867,772)
Total long-term loan	101,704	702,526
Bank borrowings
LONG-TERM LOAN
Long-term borrowings	6,713,850	$ 2,740,000
Less: current portion	(729,300)
Total long-term loan	$ 5,984,550